14. COMMON STOCK	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
COMMON STOCK

NOTE 14 – COMMON STOCK

At December 31, 2012, the Company was authorized to issue 200,000,000 shares of its common stock with a par value of $0.001 per share.

During 2011 the Company issued 5,167,421 shares of common stock as follows:

In October 2011, the Company granted 233,333 shares of its restricted Common Stock valued at $0.30 per share to an executive of the Company. These shares were valued at $70,000. The Company recorded stock-based compensation expense of $65,589 in 2012. The shares are subject to forfeiture in the event the recipient is no longer an officer to the Company, which risk of forfeiture lapses with respect to 50% of the shares on June 1, 2012, 25% on December 31, 2012 and the final 25% on June 1, 2013, all contingent upon the recipient's continued service with the Company. These awards were authorized and issued under the Company's equity incentive plan adopted in February 2012. At December 31, 2012, 25% of these 233,333 shares were subject to forfeiture.

●	In February 2011, the Company issued 3,473,334 shares of Common Stock to its founders in exchange for cash in the amount of $10,420.

●	In February 2011, the Company issued 1,366,668 shares of Common Stock in February 2011 to a company that is wholly owned by the Company’s president and chief executive officer in exchange for that company’s 6% interest in the Rare Earth JV. These shares were valued at $4,100.

●	In conjunction with the Niobrara Asset acquisition in 2011, 95,199 shares of the Company’s Common Stock valued at $28,560 were issued to STXRA to arrange the transaction and provide various technical and due diligence services to the Company.

●	In October 2011, the Company signed a letter of intent to merge with a Blast Energy, Inc., a publicly-traded oil and gas exploration and production company. In connection with this proposed merger, the Company issued 232,222 fully vested, nonforfeitable shares of Common Stock to certain investor relations consultants. The Company recorded $69,667 of stock-based compensation expense on the grant date.

During 2012 the Company issued 2,016,077 shares of common stock as follows:

●	In February 2012, the Company granted to five of its consultants and employees a total of 551,667 shares of its restricted Common Stock valued at $0.30 per share. The Company recorded stock-based compensation expense of $165,500 on the date of grant. The shares are subject to forfeiture in the event the recipient is no longer an employee, officer, director or consultant to the Company, which risk of forfeiture lapses with respect to 50% of the shares six months from the date of grant, 20% twelve months from the date of grant, 20% eighteen months from the date of grant, and the final 10% twenty-four months from the date of grant, all contingent upon the recipient’s continued service with the Company. These awards were authorized and issued under the Company’s equity incentive plan adopted in February 2012. At December 31, 2012, 50% of these 551,667 shares were subject to forfeiture.

●	In September 2012, as a result of the 1:112 Reverse Split, 474,291 shares of common stock were issued to shareholders of Blast. (See Note 6).

●	In October 2012, 71,596 shares of common stock were issued in connection with the Blast merger in settlement of outstanding debt of the Company of $487,218. (See Note 6).

●	In December 2012, the Company granted 13,334 shares of its restricted Common Stock with a grant date fair value of $80,000 to an independent contractor for services proved pursuant to our 2012 Equity Incentive Plan.

●	In 2012, 457,576 shares of common stock were issued to Centurion pursuant to conversion of debt in the amount of $1,029,545. (See Note 11).

●	In June 2012, non-qualified stock options previously granted to South Texas Reservoir Alliance LLC (“STXRA”), were exercised at the $0.24 exercise price and STXRA paid $4,800 for the issuance of 20,000 shares of common stock.

●	In 2012, 161,086 shares of common stock were issued to employees and consultants in connection with the cashless exercise of common stock options.

●	In 2012, 37,529 shares of common stock were issued to an investor in connection with the cashless exercise of common stock warrants.

●	In October 2012, 9,000 shares of the Company’s New Series A Preferred Stock were converted by an investor into 9,000 shares of the Company’s Common Stock.